Federal Home Loan Bank and Federal Reserve Advances (Tables)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank And Federal Reserve Advances Tables
Schedule of the Future Maturities of Federal Home Loan Bank Advances
The advances are subject to prepayment penalties subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank. Future maturities of the advances are as follows:

December 31, 2013

Years Ending December 31	Amount	Weighted Average Interest Rate

2014	$7,715.44
2015	2,526.81
2016	6,938	1.15
2017	5,729	1.49
2018	661	1.17
Thereafter	1,244	1.61
Total	$24,813	1.00